Schedule of Plant Asset Consists (Details) - USD ($)	Sep. 30, 2022	May 13, 2022	Jan. 07, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Deposit paid	$ 500,000		$ 500,000
Sales tax paid	231,000	$ 231,000
Value of shares issued	1,970,264	$ 1,970,264
Value of warrants issued	1,273,032
Total plant & inventory purchased	3,974,296
Site preparation costs	619,172
Demobilization	1,806,229
Less spare parts inventory	(341,003)
Pend Oreille plant asset, net	$ 6,058,694